Leases - Schedule of Summarizes the Maturity of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Summarizes the Maturity of Operating Lease Liabilities [Abstract]
2026	$ 20,957
Total lease payments	20,957
Less: imputed interest	(1,898)
Total lease liabilities	$ 19,059	$ 79,188